SIGNIFICANT ACCOUNTING POLICIES (Schedule of Changes in Accumulated Balances of OCI) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Beginning balance	$ (1,013)
Other comprehensive gain (loss) before reclassifications	77
Amounts reclassified from accumulated other comprehensive loss into earnings	(286)	$ (24)	$ 6
Net current period other comprehensive income (loss)	(209)	124	$ (266)
Ending balance	(1,222)	(1,013)
Unrealized Gains (Losses) on Cash Flow Hedges [Member]
Beginning balance	(6)
Other comprehensive gain (loss) before reclassifications	312
Amounts reclassified from accumulated other comprehensive loss into earnings	(286)
Net current period other comprehensive income (loss)	26
Ending balance	20	(6)
Foreign Currency Translation Adjustment [Member]
Beginning balance	(1,007)
Other comprehensive gain (loss) before reclassifications	(235)
Amounts reclassified from accumulated other comprehensive loss into earnings
Net current period other comprehensive income (loss)	(235)
Ending balance	$ (1,242)	$ (1,007)